SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [x]; Amendment Number: _1__
This Amendment (Check only one.): [x] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Zuckerman Investment Group (formerly Asset Management Investors, LLC)
Address: 155 North Wacker Drive, Suite 1700
	 Chicago, IL 60606

Form 13F File Number: 28-12893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Daniel Zuckerman
Title: President
Phone: (312) 948-8002
Signature, Place, and Date of Signing:
/s/Daniel Zuckerman   Chicago, IL   8/26/2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Report Summary:
Number of Included Managers: 1
Form 13F Information Table Entry Total: 25
form 13F Information Table Value Total: $82,105
					(thousands)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101      400     4842 SH       Sole                     4842
Alamo Group Inc.               COM              011311107     1934   112746 SH       Sole                   112746
AmerisourceBergen Corp.        COM              03073e105     4416   169390 SH       Sole                   169390
Berkshire Hathaway - Cl B      COM              084670207      680      207 SH       Sole                      207
Biosante Pharmaceuticals       COM              09065V203       20    13778 SH       Sole                    13778
Capital Southwest Corp.        COM              140501107     7171    91000 SH       Sole                    91000
Cisco Systems Inc.             COM              17275r102      294    12290 SH       Sole                    12290
Conocophillips                 COM              20825C104      515    10078 SH       Sole                    10078
Diageo PLC Sponsored ADR       COM              25243Q205     1028    14810 SH       Sole                    14810
DIRECTV - Class A              COM              25490a101     4143   124230 SH       Sole                   124230
Genzyme Corp.                  COM              372917104     3909    79750 SH       Sole                    79750
Johnson & Johnson              COM              478160104      283     4389 SH       Sole                     4389
McDonalds Corp.                COM              580135101     4546    72811 SH       Sole                    72811
Microsoft Corp.                COM              594918104     7931   260205 SH       Sole                   260205
Motorola Inc.                  COM              620076109     4523   582814 SH       Sole                   582814
Petsmart Inc.                  COM              716768106     8079   302695 SH       Sole                   302695
Pfizer Inc.                    COM              717081103      264    14520 SH       Sole                    14520
Procter & Gamble               COM              742718109      403     6646 SH       Sole                     6646
Sara Lee Corp.                 COM              803111103     4810   394915 SH       Sole                   394915
Speedway Motorsports           COM              847788106     6112   346900 SH       Sole                   346900
Symantec Corp.                 COM              871503108     4129   230785 SH       Sole                   230785
Tri-Continental Corp.          COM              895436103     4381   380324 SH       Sole                   380324
Viad Corp.                     COM              92552R406     5606   271739 SH       Sole                   271739
Wal-Mart Stores Inc.           COM              931142103     6285   117591 SH       Sole                   117591
XTO Energy Inc.                COM              98385X106      243     5220 SH       Sole                     5220